Assets held for sale (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant, and equipment	$ 254,462	$ 258,048
Other current assets	120,856	107,327
Assets held for sale	53,094	$ 63,224
Discontinued Operations, Held-For-Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign exchange loss	(4,260)
Property, plant, and equipment	53,080
Other current assets	14
Assets held for sale	$ 53,094